Supplemental information	12 Months Ended
Dec. 31, 2020
Supplemental information
Supplemental information

17. Supplemental information

Changes in non-cash working capital was comprised of the following:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Changes in:
Accounts receivable	15,332	48,913
Crude oil inventory	15,987	(1,638)
Prepaid expenses	(5,476)	(2,882)
Accounts payable and accrued liabilities	(14,772)	(137,209)
Income taxes payable	(877)	(31,994)
Foreign exchange	(6,251)	2,590
Changes in non-cash working capital	3,943	(122,220)

Changes in non-cash operating working capital	12,365	(65,148)
Changes in non-cash investing working capital	(8,422)	(57,072)
Changes in non-cash working capital	3,943	(122,220)

Cash and cash equivalents was comprised of the following:

	As at
	Dec 31, 2020	Dec 31, 2019
Cash on deposit with financial institutions	6,777	28,898
Guaranteed investment certificates	127	130
Cash and cash equivalents	6,904	29,028

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Operating expense	70,414	77,868
General and administration expense	60,551	47,310
Wages and benefits	130,965	125,178

The following tables summarize Vermilion's outstanding risk management positions as at December 31, 2020:

				Weighted		Weighted		Weighted		Weighted		Weighted
				Average		Average		Average		Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
Dated Brent
Q1 2021	bbl	USD	1,000	47.50	1,000	53.75	1,000	40.00	2,000	49.18	—	—
Q2 2021	bbl	USD	—	—	—	—	—	—	500	47.50	—	—
WTI
Q1 2021	bbl	USD	4,500	45.00	4,500	51.26	4,500	37.50	4,300	45.51	—	—
Q2 2021	bbl	USD	4,000	45.00	4,000	53.50	4,000	37.50	2,150	45.54	—	—
AECO
Q2 2021	mcf	CAD	—	—	—	—	—	—	9,478	2.12	—	—
Q3 2021	mcf	CAD	—	—	—	—	—	—	9,478	2.12	—	—
Q4 2021	mcf	CAD	—	—	—	—	—	—	3,194	2.12	—	—
AECO Basis (AECO less NYMEX Henry Hub)
Q1 2021	mcf	USD	—	—	—	—	—	—	30,000	(1.11)	—	—
Q2 2021	mcf	USD	—	—	—	—	—	—	45,000	(1.08)	—	—
Q3 2021	mcf	USD	—	—	—	—	—	—	45,000	(1.08)	—	—
Q4 2021	mcf	USD	—	—	—	—	—	—	35,054	(1.09)	—	—
Q1 2022	mcf	USD	—	—	—	—	—	—	30,000	(1.10)	—	—
Q2 2022	mcf	USD	—	—	—	—	—	—	35,000	(1.09)	—	—
Q3 2022	mcf	USD	—	—	—	—	—	—	35,000	(1.09)	—	—
Q4 2022	mcf	USD	—	—	—	—	—	—	11,793	(1.09)	—	—
NYMEX Henry Hub
Q1 2021	mcf	USD	15,000	2.73	15,000	2.90	—	—	33,500	2.86	—	—
Q2 2021	mcf	USD	10,000	2.65	10,000	2.77	—	—	28,500	2.83	—	—
Q3 2021	mcf	USD	10,000	2.65	10,000	2.77	—	—	28,500	2.83	—	—
Q4 2021	mcf	USD	10,000	2.65	10,000	2.77	—	—	21,870	2.78	—	—
Ventura Basis (Ventura less NYMEX Henry Hub)
Q1 2021	mcf	USD	—	—	—	—	—	—	—	—	10,000	0.04
Q2 2021	mcf	USD	—	—	—	—	—	—	—	—	10,000	0.04
Q3 2021	mcf	USD	—	—	—	—	—	—	—	—	10,000	0.04
Q4 2021	mcf	USD	—	—	—	—	—	—	—	—	3,370	0.04
SoCal Border											—	—
Q1 2021	mcf	USD	—	—	—	—	—	—	5,000	3.40	—	—
Conway Propane											—	—
Q1 2021	bbl	USD	—	—	—	—	—	—	500	56% WTI	—	—

				Weighted		Weighted		Weighted		Weighted		Weighted
				Average		Average		Average		Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
NBP
Q1 2021	mcf	EUR	58,962	5.37	61,419	5.45	58,962	3.88	2,457	4.69	—	—
Q2 2021	mcf	EUR	49,135	5.37	49,135	5.43	49,135	3.87	2,457	4.69	—	—
Q3 2021	mcf	EUR	49,135	5.37	49,135	5.42	49,135	3.87	2,457	4.69	—	—
Q4 2021	mcf	EUR	58,962	5.37	58,962	5.36	58,962	3.88	2,457	4.69	—	—
Q1 2022	mcf	EUR	34,394	5.18	34,394	5.88	34,394	3.63	2,457	4.69	—	—
Q2 2022	mcf	EUR	27,024	5.07	27,024	5.64	27,024	3.50	2,457	4.69	—	—
Q3 2022	mcf	EUR	14,740	4.86	14,740	5.42	14,740	3.42	2,457	4.69	—	—
Q4 2022	mcf	EUR	14,740	4.86	14,740	5.41	14,740	3.42	2,457	4.69	—	—
Q1 2023	mcf	EUR	7,370	4.74	7,370	4.96	7,370	3.32	—	—	—	—
TTF
Q2 2021	mcf	EUR	2,457	4.25	2,457	3.93	2,457	2.93	—	—	—	—
Q3 2021	mcf	EUR	2,457	4.25	2,457	3.92	2,457	2.93	—	—	—	—
Q1 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q2 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q3 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q4 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q1 2023	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—

VET Equity Swaps				Initial Share Price		Share Volume
Swap	Jan 2020 - Sep 2021			20.9788	CAD	2,250,000
Swap	Jan 2020 - Oct 2021			22.4587	CAD	1,500,000

Foreign Currency Swaps		Notional Amount		Notional Amount		Average Rate
Swap	Jan 2021	1,200,342,790	USD	1,570,298,550	CAD	1.3082

The following sold option instruments allow the counterparties, at the specified date, to enter into a derivative instrument contract with Vermilion at the detailed terms:

					Weighted		Weighted		Weighted		Weighted
			Option		Average		Average		Average		Average
Period if Option			Expiration	Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap
Exercised	Unit	Currency	Date	Volume	Price	Volume	Price	Volume	Price	Volume	Price
NYMEX
Apr 2021 - Oct 2021	mcf	USD	24-Mar-21	—	—	—	—	—	—	10,000	2.90
NBP
Jan 2022 - Dec 2022	mcf	EUR	30-Jun-21	—	—	—	—	—	—	2,457	5.13
Dated Brent
Apr 2021 - Mar 2022	bbl	USD	31-Mar-21	—	—	—	—	—	—	500	52.00